CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 42,441	¥ 295,463	¥ 560,356
Restricted cash	46,978	327,052	270,670
Short-term investments	187,507	1,305,386	859,211
Accounts receivable, net	76,127	529,983	347,547
Amounts due from related parties	9,352	65,108	696,520
Prepayments and other current assets	186,774	1,300,284	1,673,584
Total current assets	549,179	3,823,276	4,407,888
Non-current assets
Long-term investments	187,539	1,305,612	1,302,506
Property and equipment, net	32,081	223,340	187,360
Intangible assets, net	23,883	166,267	317,885
Operating lease right-of-use assets, net	15,203	105,839
Goodwill	33,325	232,007	159,409
Other non-current assets	12,055	83,923	81,039
Long-term amounts due from related parties	80,092	557,582	0
Total non-current assets	398,366	2,773,344	2,149,035
Total assets	947,545	6,596,620	6,556,923
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB2,691,090 and RMB3,350,631, as of December 31, 2018 and 2019, respectively):
Short-term borrowings	29,281	203,845	49,312
Accounts and notes payable	188,452	1,311,963	1,305,610
Amounts due to related parties	4,274	29,755	77,159
Salary and welfare payable	16,162	112,511	104,480
Taxes payable	1,753	12,207	23,316
Advances from customers	159,999	1,113,879	1,058,946
Operating lease liabilities, current	8,258	57,490
Accrued expenses and other current liabilities	130,299	907,119	483,832
Total current liabilities	538,478	3,748,769	3,102,655
Non-current liabilities
Operating lease liabilities, non-current	7,860	54,718
Deferred tax liabilities	3,398	23,658	19,855
Long-term borrowings	1,392	9,689	4,492
Other non-current liabilities	1,572	10,947	16,069
Total non-current liabilities	14,222	99,012	40,416
Total liabilities	552,700	3,847,781	3,143,071
Commitments and contingencies (Note 22)
Redeemable noncontrolling interests	5,343	37,200	69,319
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2018 and 2019; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2018 and 2019)	36	249	249
Less: Treasury stock	(44,664)	(310,942)	(304,535)
Additional paid-in capital	1,309,074	9,113,512	9,061,979
Accumulated other comprehensive income	42,199	293,784	284,079
Accumulated deficit	(917,288)	(6,385,974)	(5,691,409)
Total Tuniu Corporation shareholders' equity	389,357	2,710,629	3,350,363
Noncontrolling interests	145	1,010	(5,830)
Total equity	389,502	2,711,639	3,344,533
Total liabilities, redeemable noncontrolling interests and equity	947,545	6,596,620	6,556,923
Land
Non-current assets
Operating lease right-of-use assets, net	$ 14,188	¥ 98,774	¥ 100,836